Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies:
(a)Operating leases:
As at December 31, 2022, the commitment under operating leases for vessels is $571,908,000 for 2023 to 2029 and for other leases is $9,707,000 for 2023 to 2031. Total commitments under these leases are as follows:

2023	$117.6
2024	115.9
2025	118.9
2026	117.2
2027	80.4
Thereafter	31.6
$581.6
For operating leases indexed to three month LIBOR, commitments under these leases are calculated using the LIBOR in place as at December 31, 2022 for the Company.
(b)Vessels under construction:
As at December 31, 2022, the Company had entered into agreements to acquire 58 vessels (December 31, 2021 – 67 vessels). The Company has outstanding commitments for the remaining installment payments as follows:

2023	$2,438.1
2024	2,713.7
Total	$5,151.8
(c)Letter of credit:

As at December 31, 2022, the Company has $10,350,000 (December 31, 2021 – $10,350,000) in letters of credit outstanding in support of its mobile power generation business, all of which are unused.